Basis for the Preparation of these Financial Statements and Applicable Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Bank's Equity Interest and Voting Rights
The Bank’s equity interest and voting rights in the companies it consolidates is as follows:

•	As of December 31, 2021:

Subsidiaries	Shares		Bank’s interest		Non-controlling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting rights
Macro Securities SA	Common	12,776,680	99.925%	99.932%	0.075%	0.068%
Macro Fiducia SA	Common	46,935,318	99.046%	99.046%	0.954%	0.954%
Macro Fondos SGFCISA	Common	327,183	99.939%	100.00%	0.061%
Macro Bank Limited	Common	39,816,899	99.999%	100.00%	0.001%
Argenpay SAU (1)	Common	341,200,000	100.00%	100.00%
Fintech SGR (Structured entity)	Common	119,993	24.999%	24.999%	75.001%	75.001%

(1)
On December 15, 2021, the Extraordinary Shareholders’ Meeting of Argenpay SAU accepted the irrevocable capital contributions for 100,000 made by Banco Macro SA, through the issuance of 100,000,000 common, registered shares, with a face value of Ps. 1.

•	As of December 31, 2020:

Subsidiaries	Shares		Bank’s interest		Non-controlling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting rights
Macro Securities SA	Common	12,776,680	99.925%	99.932%	0.075%	0.068%
Macro Fiducia SA	Common	46,935,318	99.046%	99.046%	0.954%	0.954%
Macro Fondos SGFCISA	Common	327,183	99.939%	100.00%	0.061%
Macro Bank Limited	Common	39,816,899	99.999%	100.00%	0.001%
Argenpay SAU	Common	241,200,000	100.00%	100.00%

Summary of Total Assets, Liabilities and Net Shareholders Equity
Total assets, liabilities and Shareholders’ equity of the Bank and its subsidiaries as of December 31, 2021 and 2020 are as follows:

Balances as of 12/31/2021	Banco Macro SA	Macro Bank Limited	Macro Securities SA	Macro Fiducia SA	Argenpay SAU	Fintech SGR	Eliminations	Consolidated
Assets	983,858,205	9,147,844	15,084,713	122,368	1,184,518	1,395,123	(11,493,308)	999,299,463
Liabilities	744,258,642	6,178,147	11,710,996	2,874	694,678	1,349,026	(4,532,345)	759,662,018
Equity attributable to the owners of the Bank	239,599,563	2,969,697	3,201,429	119,494	489,840	46,097	(6,826,557)	239,599,563
Equity attributable to non-controlling interests			172,288				(134,406)	37,882

Balances as of 12/31/2020	Banco Macro SA	Macro Bank Limited	Macro Securities SA	Macro Fiducia SA	Argenpay SAU	Eliminations	Consolidated
Assets	1,138,994,865	11,413,967	29,081,800	133,432	530,917	(11,068,112)	1,169,086,869
Liabilities	910,251,958	7,482,320	26,562,125	8,123	256,184	(4,219,570)	940,341,140
Equity attributable to the owners of the Bank	228,742,907	3,931,647	2,403,681	125,309	274,733	(6,735,370)	228,742,907
Equity attributable to non-controlling interests			115,994			(113,172)	2,822